Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Income / (Loss) for the year	$ 24,280	$ 14,950	$ (17,372)
Adjustments for:
Depreciation	5,600	3,910	2,398
Depreciation of deferred dry-docking costs	4,646	2,751	1,335
Payment of deferred dry-docking costs	(2,995)	(3,664)	(2,663)
Provision for staff retirement indemnities	35	83	5
Impairment loss	0	0	4,615
(Gain)/Loss on derivative financial instruments	(2,520)	(181)	1,647
Interest expense and finance costs	2,320	3,262	4,155
Interest income	(375)	(8)	(16)
Foreign exchange (gains)/losses, net	(26)	(87)	121
Share based payment	0	40	40
Trade accounts receivable	894	(850)	87
Inventories	(2,176)	396	297
Prepayments and other assets	(1,663)	(197)	(874)
Trade accounts payable	2,721	(1,917)	89
Accrued liabilities and other payables	(2,207)	503	(392)
Deferred revenue	(1,628)	1,759	285
Net cash generated from / (used in) operating activities	26,906	20,750	(6,243)
Cash flows from investing activities:
Vessel acquisition	0	(71,600)	(18,474)
Advance for vessel acquisition	(28,172)	0	0
Vessels’ improvements	(1,178)	(332)	(54)
Purchases of office furniture and equipment	(33)	(36)	(30)
Interest received	375	8	16
Net cash used in investing activities	(29,008)	(71,960)	(18,542)
Cash flows from financing activities:
Proceeds from loans	18,000	34,250	0
Repayment of long-term debt	(5,375)	(3,993)	0
Prepayment of long-term debt	0	(35,507)	(3,040)
Proceeds from issuance of share capital	0	89,580	49,317
Proceeds from exercise of Warrants	0	25	194
Transaction costs on issuance of new common shares	0	(401)	(1,079)
(Increase)/decrease in restricted cash	(744)	(3,158)	369
Payment of financing costs	(259)	(545)	0
Payment of lease liability - principal	(286)	(241)	(159)
Interest paid	(1,614)	(2,624)	(4,146)
Net cash generated from financing activities	9,722	77,386	41,456
Net increase in cash and cash equivalents	7,620	26,176	16,671
Cash and cash equivalents at the beginning of the year	45,213	19,037	2,366
Cash and cash equivalents at the end of the year	$ 52,833	$ 45,213	$ 19,037